11. Other receivables	12 Months Ended
Dec. 31, 2017
Other Receivables
Other receivables
	Note	12.31.17	12.31.16
Non-current:
Financial credit		37,019	43,636
Related parties	36.d	5,428	6,856
Total Non-current		42,447	50,492

Current:
Prepaid expenses		4,986	3,589
Advances to suppliers		6,631	2,561
Advances to personnel		2,230	1,701
Security deposits		10,327	8,385
Financial credit		11,621	40,461
Receivables from electric activities		114,561	142,979
Guarantee deposits on derivative financial instruments		60,049	-
Related parties	36.d	1,093	766
Judicial deposits		16,115	13,546
Other		6	19
Allowance for the impairment of other receivables		(27,002)	(34,699)
Total Current		200,617	179,308

The carrying amount of the Company’s other financial receivables approximates their fair value.

The other non-current receivables are measured at amortized cost, which does not differ significantly from their fair value.

The roll forward of the allowance for the impairment of other receivables is as follows:

	12.31.17	12.31.16	12.31.15
Balance at beginning of year	34,699	17,752	16,647
Increase	-	16,947	1,105
Recovery	(7,697)	-	-
Balance at end of the period	27,002	34,699	17,752

The aging analysis of these other receivables is as follows:

	12.31.17	12.31.16
Without expiry date	26,769	21,931
Past due	87,564	108,299
Up to 3 months	75,011	17,024
From 3 to 6 months	5,701	12,062
From 6 to 9 months	2,843	10,053
From 9 to 12 months	2,729	9,939
More than 12 months	422,447	50,492
Total other receivables	243,064	229,800

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of each class of other receivables.

The carrying amount of the Company’s other receivables is denominated in Argentine pesos.